Segmentation of key figures (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Profit sharing income	$ 734	$ 877	$ 652
Royalty income	147	188	298
Milestone income	231	173	28
Other	67	28	45
Other revenues	1,179	1,266	1,023
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income	732	874	648
Royalty income	104	162	186
Milestone income	201	128	28
Other	55	24	36
Sandoz
Disclosure of operating segments [line items]
Profit sharing income	2	3	4
Royalty income	19	10	24
Milestone income	30	45
Other	12	4	9
Corporate
Disclosure of operating segments [line items]
Royalty income	24	16	88
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Other revenues	1,092	1,188	898
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Other revenues	63	62	37
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Other revenues	$ 24	$ 16	$ 88